UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2017

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. The remaining series of the Registrant have a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 88.8%
Argentina - 0.2%
Republic of Argentina, 22.75%, 3/05/2018	ARS	10,283,320	$578,226

Bermuda - 0.3%
Government of Bermuda, 4.854%, 2/06/2024		$747,000	$812,609

Brazil - 13.1%
JBS Investments GmbH, 7.25%, 4/03/2024		$765,000	$743,963
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	72,275,000	23,741,681
Nota do Tesouro Nacional, 6%, 5/15/2021	BRL	15,232,458	5,122,572
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	38,044,000	12,373,974

			$41,982,190
Chile - 0.9%
E.CL S.A., 4.5%, 1/29/2025		$758,000	$792,923
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		956,000	1,037,279
Enel Americas S.A., 4%, 10/25/2026		263,000	264,973
GNL Quintero S.A., 4.634%, 7/31/2029		780,000	804,375

			$2,899,550
Colombia - 3.7%
Titulos de Tesoreria, 11%, 7/24/2020	COP	3,836,400,000	$1,460,052
Titulos de Tesoreria, “B”, 6%, 4/28/2028	COP	6,000,200,000	1,867,360
Titulos de Tesoreria, “B”, 3.5%, 4/17/2019	COP	4,573,558,818	1,553,310
Titulos de Tesoreria, “B”, 7%, 5/04/2022	COP	8,907,000,000	3,071,320
Titulos de Tesoreria, “B”, 10%, 7/24/2024	COP	10,014,500,000	4,007,658

			$11,959,700
Guatemala - 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$937,000	$994,982
Energuate Trust, 5.875%, 5/03/2027 (n)		953,000	981,590

			$1,976,572
India - 5.4%
Adani Ports and Special Economic Zone Ltd., 4%, 7/30/2027 (n)		$800,000	$796,555
Adani Transmission Ltd., 4%, 8/03/2026 (n)		527,000	528,803
Azure Power Energy Ltd., 5.5%, 11/03/2022 (z)		243,000	243,129
Delhi International Airport, 6.125%, 10/31/2026 (n)		419,000	447,283
Delhi International Airport Ltd., 6.125%, 10/31/2026		297,000	317,048
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		818,000	800,447
Government of India, 8.12%, 12/10/2020	INR	459,490,000	7,513,572
Government of India, 7.61%, 5/09/2030	INR	385,260,000	6,332,974
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		$318,000	317,682

			$17,297,493
Indonesia - 11.9%
Republic of Indonesia, 8.25%, 7/15/2021	IDR	141,164,000,000	$11,124,452
Republic of Indonesia, 7%, 5/15/2022	IDR	255,197,000,000	19,344,714
Republic of Indonesia, 9%, 3/15/2029	IDR	35,368,000,000	3,024,301
Republic of Indonesia, 7.5%, 8/15/2032	IDR	61,135,000,000	4,636,514

			$38,129,981
Jordan - 0.2%
Kingdom of Jordan, 6.125%, 1/29/2026		$509,000	$522,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Kazakhstan - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$612,000	$599,882

Malaysia - 4.7%
Government of Malaysia, 3.26%, 3/01/2018	MYR	20,391,000	$4,765,646
Government of Malaysia, 3.759%, 3/15/2019	MYR	14,506,000	3,409,139
Government of Malaysia, 3.795%, 9/30/2022	MYR	15,622,000	3,639,731
Government of Malaysia, 4.232%, 6/30/2031	MYR	13,951,000	3,186,771

			$15,001,287
Mexico - 12.6%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$1,325,931
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)		$972,000	967,140
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		818,000	843,563
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	1,349,466
Petroleos Mexicanos, 4.625%, 9/21/2023		$793,000	816,394
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	23,983,900	1,201,194
Petroleos Mexicanos, FRN, 4.878%, 3/11/2022 (n)		$724,000	787,350
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	MXN	3,000,000	165,147
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	26,990,000	1,485,773
United Mexican States, 6.5%, 6/09/2022	MXN	56,830,000	3,159,209
United Mexican States, 8%, 6/11/2020	MXN	144,430,000	8,384,850
United Mexican States, 8%, 12/07/2023	MXN	179,720,000	10,729,695
United Mexican States, 7.75%, 5/29/2031	MXN	149,850,000	8,963,054

			$40,178,766
Nigeria - 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$208

Peru - 6.2%
Bonos de Tesoreria, 8.2%, 8/12/2026	PEN	21,194,000	$7,846,718
Bonos de Tesoreria, 6.15%, 8/12/2032	PEN	3,562,000	1,125,383
El Fondo Mivivienda S.A., 7%, 2/14/2024	PEN	10,346,000	3,312,444
Inkia Energy Ltd., 8.375%, 4/04/2021		$710,000	730,235
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		220,000	232,375
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,587,000	1,623,501
Republic of Peru, 6.35%, 8/12/2028 (n)	PEN	6,657,000	2,178,746
Republic of Peru, 6.9%, 8/12/2037	PEN	6,172,000	2,085,224
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$725,000	755,813

			$19,890,439
Poland - 4.8%
Government of Poland, 5.75%, 9/23/2022	PLN	22,885,000	$7,275,212
Government of Poland, 2.5%, 7/25/2026	PLN	30,464,000	7,961,349

			$15,236,561
Russia - 6.4%
Polyus Gold International Ltd., 5.25%, 2/07/2023 (n)		$637,000	$653,819
Russian Federation, 6.4%, 5/27/2020	RUB	255,546,000	4,111,645
Russian Federation, 4.25%, 6/23/2027 (n)		$1,600,000	1,614,320
Russian Federation, 7.05%, 1/19/2028	RUB	230,576,000	3,667,504
Russian Federation, 8.5%, 9/17/2031	RUB	248,914,000	4,415,007
Russian Federation, 7.7%, 3/23/2033	RUB	338,042,000	5,548,095
Russian Federation, 5.25%, 6/23/2047 (n)		$400,000	403,466

			$20,413,856
Serbia - 0.1%
Republic of Serbia, 6.75%, 11/01/2024		$438,550	$449,383

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
South Africa - 10.8%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$1,892,578
Republic of South Africa, 7.75%, 2/28/2023	ZAR	159,558,000	11,995,965
Republic of South Africa, 10.5%, 12/21/2026	ZAR	22,330,000	1,896,947
Republic of South Africa, 7%, 2/28/2031	ZAR	137,168,000	8,611,075
Republic of South Africa, 6.5%, 2/28/2041	ZAR	116,803,000	6,195,223
Transnet Ltd., 10.5%, 9/17/2020	ZAR	20,000,000	1,586,374
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)	ZAR	9,960,000	734,730
Transnet SOC Ltd., 9.5%, 5/13/2021	ZAR	22,700,000	1,674,535

			$34,587,427
Sri Lanka - 0.7%
Government of Sri Lanka, 11.5%, 8/01/2026	LKR	134,000,000	$901,051
Government of Sri Lanka, 10.75%, 3/01/2021	LKR	121,000,000	787,513
Republic of Sri Lanka, 6.2%, 5/11/2027 (n)		$685,000	705,552

			$2,394,116
Supranational - 0.6%
Banque Ouest Africaine de Developpement, 5%, 7/27/2027 (n)		$1,935,000	$1,935,968

Thailand - 1.8%
Government of Thailand, 2.125%, 12/17/2026	THB	137,669,000	$4,019,464
Kingdom of Thailand, 3.875%, 6/13/2019	THB	52,217,000	1,636,469

			$5,655,933
Turkey - 2.5%
Republic of Turkey, 10.6%, 2/11/2026	TRY	27,220,000	$7,858,133

Uruguay - 1.0%
Oriental Republic of Uruguay, 9.875%, 6/20/2022 (n)	UYU	54,638,000	$2,055,521
Republic of Uruguay, Inflation Linked Bond, 5%, 9/14/2018	UYU	30,078,741	1,083,356

			$3,138,877
Zambia - 0.1%
First Quantum Minerals Ltd., 7.25%, 5/15/2022		$450,000	$466,574
Total Bonds			$283,966,102

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp.		$8,187	$225,961
Total Common Stocks			$225,961
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares MSCI Emerging Markets ETF - September 2017 @ $34		2,390	$4,780
Total Put Options Purchased			$4,780
Issuer	Shares/Par
Money Market Funds - 8.5%
MFS Institutional Money Market Portfolio, 1.08% (v)		27,349,078	$27,349,078
Total Investments			$311,545,921

Other Assets, Less Liabilities - 2.6%			8,317,516
Net Assets - 100.0%			$319,863,437

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $23,482,140 representing 7.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Azure Power Energy Ltd., 5.5%, 11/03/2022	7/27/17	$242,934	$243,129
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COIBR	Colombia Overnight Interbank Reference Rate
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
JIBAR	Johannesburg Interbank Agreed Rate
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
Asset Derivatives
BRL	5,142,000	USD	1,586,058	Barclays Bank PLC	8/2/2017	$62,891
BRL	42,180,676	USD	13,286,992	JPMorgan Chase Bank N.A.	8/2/2017	239,609
BRL	2,176,000	USD	683,377	Morgan Stanley Capital Services, Inc.	8/2/2017	14,428
CAD	2,127,000	USD	1,603,911	Goldman Sachs International	8/10/2017	102,380
CLP	2,145,224,000	USD	3,264,590	Morgan Stanley Capital Services, Inc.	8/7/2017	36,404
CNH	9,780,000	USD	1,411,217	JPMorgan Chase Bank N.A.	8/11/2017	42,114
CNH	21,558,000	USD	3,106,537	JPMorgan Chase Bank N.A.	12/11/2017	76,325
COP	22,999,179,885	USD	7,535,996	Morgan Stanley Capital Services, Inc.	9/13/2017	129,314
CZK	22,898,000	USD	985,067	Barclays Bank PLC	8/10/2017	54,780
CZK	1,778,000	USD	72,782	BNP Paribas S.A.	10/9/2018	10,259
CZK	198,090,000	USD	8,672,990	Deutsche Bank AG	8/10/2017	322,700
CZK	99,984,000	USD	4,506,047	Deutsche Bank AG	9/29/2017	51,713
CZK	22,149,000	USD	1,002,282	Goldman Sachs International	8/10/2017	3,551
CZK	73,983,000	USD	3,122,498	Goldman Sachs International	11/14/2018	339,588
CZK	43,448,000	USD	1,882,876	JPMorgan Chase Bank N.A.	10/9/2018	146,366
CZK	72,367,000	USD	3,165,271	Morgan Stanley Capital Services, Inc.	8/10/2017	121,069
EUR	1,502,000	USD	1,712,732	Brown Brothers Harriman	8/10/2017	66,074
EUR	1,381,000	USD	1,602,216	Citibank N.A.	8/10/2017	33,290
EUR	2,868,000	USD	3,278,703	Deutsche Bank AG	8/10/2017	117,845
EUR	7,065,000	USD	8,090,732	Goldman Sachs International	8/10/2017	276,287
EUR	2,840,000	USD	3,127,970	Barclays Bank PLC	11/14/2018	324,778
EUR	6,878,000	USD	7,844,541	Morgan Stanley Capital Services, Inc.	8/10/2017	301,016
HUF	1,256,046,774	USD	4,614,299	Barclays Bank PLC	8/10/2017	277,696
HUF	874,934,000	USD	3,219,491	Brown Brothers Harriman	8/10/2017	188,163
HUF	843,420,000	USD	3,221,477	Deutsche Bank AG	8/10/2017	63,437
HUF	42,224,000	USD	156,322	Morgan Stanley Capital Services, Inc.	8/10/2017	8,130
IDR	5,406,159,000	USD	404,445	JPMorgan Chase Bank N.A.	8/7/2017	1,124
INR	1,947,000	USD	29,761	JPMorgan Chase Bank N.A.	9/5/2017	459
JPY	358,420,000	USD	3,222,106	Goldman Sachs International	8/10/2017	30,103
MXN	78,204,743	USD	4,238,165	JPMorgan Chase Bank N.A.	8/10/2017	149,071
MXN	23,792,000	USD	1,316,817	Morgan Stanley Capital Services, Inc.	8/10/2017	17,899
PHP	54,287,000	USD	1,064,555	JPMorgan Chase Bank N.A.	9/25/2017	8,864
PLN	6,809,000	USD	1,819,808	Deutsche Bank AG	8/10/2017	73,798
PLN	72,165,921	USD	19,359,421	JPMorgan Chase Bank N.A.	8/10/2017	710,169
PLN	3,574,920	USD	965,936	Morgan Stanley Capital Services, Inc.	8/10/2017	28,261
RON	25,710,405	USD	6,545,302	JPMorgan Chase Bank N.A.	9/25/2017	137,870
RUB	55,541,000	USD	918,419	Goldman Sachs International	8/21/2017	7,098
RUB	92,036,404	USD	1,521,219	JPMorgan Chase Bank N.A.	8/21/2017	12,445
SGD	10,983,000	USD	7,997,699	Deutsche Bank AG	8/10/2017	107,656
SGD	2,205,000	USD	1,610,777	Goldman Sachs International	8/10/2017	16,493
THB	625,319,908	USD	18,610,712	JPMorgan Chase Bank N.A.	9/25/2017	203,656
TRY	2,116,000	USD	589,497	Brown Brothers Harriman	8/10/2017	10,095
TRY	9,893,488	USD	2,780,329	Deutsche Bank AG	8/10/2017	23,103
TRY	5,242,000	USD	1,472,671	Goldman Sachs International	8/10/2017	12,709
TRY	62,458,876	USD	17,407,714	JPMorgan Chase Bank N.A.	8/10/2017	290,715
USD	127,739	KRW	142,672,000	Barclays Bank PLC	8/14/2017	236
USD	13,371,009	ZAR	173,698,600	Brown Brothers Harriman	8/10/2017	207,966
USD	318,250	MXN	5,587,000	Citibank N.A.	8/10/2017	4,823
USD	3,198,029	JPY	351,133,000	Deutsche Bank AG	8/10/2017	11,940
USD	2,535,484	MXN	45,044,896	JPMorgan Chase Bank N.A.	8/10/2017	8,494
USD	3,251,701	TWD	97,964,000	JPMorgan Chase Bank N.A.	8/14/2017	5,635
USD	321,030	RUB	19,021,000	JPMorgan Chase Bank N.A.	8/21/2017	4,070
USD	630,098	IDR	8,449,613,000	JPMorgan Chase Bank N.A.	10/2/2017	164
USD	1,971,116	ZAR	25,832,000	Morgan Stanley Capital Services, Inc.	8/10/2017	13,543
ZAR	4,181,172	USD	306,392	Deutsche Bank AG	8/10/2017	10,461
ZAR	4,220,131	USD	315,684	Morgan Stanley Capital Services, Inc.	8/10/2017	4,121

						$5,523,248

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
Liability Derivatives
CLP	1,050,658,000	USD	1,617,517	JPMorgan Chase Bank N.A.	8/7/2017	$(802)
CLP	1,060,934,000	USD	1,640,155	Morgan Stanley Capital Services, Inc.	8/7/2017	(7,627)
IDR	3,400,753,000	USD	255,484	Goldman Sachs International	8/7/2017	(361)
IDR	3,090,945,000	USD	232,227	JPMorgan Chase Bank N.A.	8/7/2017	(345)
ILS	11,500,000	USD	3,253,545	Brown Brothers Harriman	8/10/2017	(23,507)
JPY	351,133,000	USD	3,220,982	Barclays Bank PLC	8/10/2017	(34,893)
MYR	10,614,877	USD	2,477,796	Barclays Bank PLC	8/28/2017	(1,149)
PEN	4,180,000	USD	1,284,178	Morgan Stanley Capital Services, Inc.	9/26/2017	(1,025)
RUB	5,623,000	USD	94,072	JPMorgan Chase Bank N.A.	8/21/2017	(373)
TWD	2,723,000	USD	90,800	JPMorgan Chase Bank N.A.	8/14/2017	(573)
USD	1,642,444	BRL	5,142,000	Barclays Bank PLC	8/2/2017	(6,505)
USD	8,607	INR	557,000	Barclays Bank PLC	8/7/2017	(70)
USD	6,464,404	KRW	7,318,675,000	Barclays Bank PLC	8/14/2017	(76,136)
USD	3,199,117	TWD	97,813,000	Barclays Bank PLC	9/11/2017	(45,753)
USD	372,780	EUR	332,000	Brown Brothers Harriman	8/10/2017	(20,405)
USD	2,985,389	PLN	11,074,000	Brown Brothers Harriman	8/10/2017	(94,329)
USD	1,573,782	SGD	2,187,000	Brown Brothers Harriman	8/10/2017	(40,204)
USD	807,058	ZAR	10,665,000	Brown Brothers Harriman	8/10/2017	(1,146)
USD	1,537,205	PLN	5,577,000	Citibank N.A.	8/10/2017	(13,778)
USD	1,700,614	TRY	6,072,000	Citibank N.A.	8/10/2017	(19,956)
USD	396,947	EUR	353,000	Deutsche Bank AG	8/10/2017	(21,108)
USD	1,616,337	ILS	5,785,000	Deutsche Bank AG	8/10/2017	(8,512)
USD	1,603,233	TRY	5,719,000	Deutsche Bank AG	8/10/2017	(17,310)
USD	168,958	ZAR	2,272,000	Deutsche Bank AG	8/10/2017	(3,217)
USD	9,057,931	EUR	7,971,774	Goldman Sachs International	8/10/2017	(382,972)
USD	1,604,686	ILS	5,715,000	Goldman Sachs International	8/10/2017	(502)
USD	2,875,791	MXN	52,296,000	Goldman Sachs International	8/10/2017	(57,981)
USD	1,382,850	PLN	4,992,000	Goldman Sachs International	8/10/2017	(5,443)
USD	2,022,930	TRY	7,378,000	Goldman Sachs International	8/10/2017	(67,710)
USD	3,185,020	EUR	2,840,000	Goldman Sachs International	11/14/2018	(267,728)
USD	12,695,845	BRL	42,180,676	JPMorgan Chase Bank N.A.	8/2/2017	(830,756)
USD	1,899,070	IDR	25,402,402,404	JPMorgan Chase Bank N.A.	8/7/2017	(6,613)
USD	5,916,789	INR	382,976,000	JPMorgan Chase Bank N.A.	8/7/2017	(49,449)
USD	657,834	MXN	11,754,710	JPMorgan Chase Bank N.A.	8/10/2017	(1,597)
USD	1,791,180	CNH	12,135,000	JPMorgan Chase Bank N.A.	8/11/2017	(12,110)
USD	1,419,920	KRW	1,633,321,000	JPMorgan Chase Bank N.A.	8/14/2017	(39,743)
USD	3,284,530	TWD	99,853,000	JPMorgan Chase Bank N.A.	8/14/2017	(24,129)
USD	1,664,595	RUB	100,708,000	JPMorgan Chase Bank N.A.	8/21/2017	(13,570)
USD	1,586,877	INR	103,458,000	JPMorgan Chase Bank N.A.	9/5/2017	(18,928)
USD	114,303	RON	443,000	JPMorgan Chase Bank N.A.	9/25/2017	(850)
USD	322,723	THB	10,838,000	JPMorgan Chase Bank N.A.	9/25/2017	(3,366)
USD	6,257,894	PEN	20,436,802	JPMorgan Chase Bank N.A.	9/26/2017	(15,682)
USD	10,151,364	BRL	32,387,676	JPMorgan Chase Bank N.A.	10/3/2017	(123,231)
USD	2,690,186	CNH	19,203,000	JPMorgan Chase Bank N.A.	12/11/2017	(144,980)
USD	1,874,055	CZK	45,226,000	JPMorgan Chase Bank N.A.	10/9/2018	(238,228)
USD	3,066,017	CZK	73,983,000	JPMorgan Chase Bank N.A.	11/14/2018	(396,069)
USD	1,579,733	CAD	2,127,000	Merrill Lynch International	8/10/2017	(126,558)
USD	691,233	BRL	2,176,000	Morgan Stanley Capital Services, Inc.	8/2/2017	(6,572)
USD	1,427,466	MXN	25,521,000	Morgan Stanley Capital Services, Inc.	8/10/2017	(4,246)
USD	2,740,358	PLN	10,245,000	Morgan Stanley Capital Services, Inc.	8/10/2017	(108,812)
USD	7,984,172	SGD	11,001,000	Morgan Stanley Capital Services, Inc.	8/10/2017	(134,467)
USD	1,141,021	RUB	69,765,000	Morgan Stanley Capital Services, Inc.	8/21/2017	(21,520)
USD	3,242,636	PEN	10,590,000	Morgan Stanley Capital Services, Inc.	9/26/2017	(8,224)
USD	1,944,506	BRL	6,146,000	Morgan Stanley Capital Services, Inc.	10/3/2017	(5,238)
ZAR	19,230,000	USD	1,472,420	Brown Brothers Harriman	8/10/2017	(15,153)
ZAR	13,508,000	USD	1,060,278	Deutsche Bank AG	8/10/2017	(36,629)
ZAR	1,718,000	USD	132,709	Morgan Stanley Capital Services, Inc.	8/10/2017	(2,518)

						$(3,610,658)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bund 10 yr	Short	EUR	9	$1,725,448	September - 2017	$31,941

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	145	$17,131,524	September - 2017	$(473)
U.S. Treasury Bond 30 yr	Long	USD	14	2,141,563	September - 2017	(17,989)

						$(18,462)

Uncleared Swap Agreements at 7/31/17

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Value	Net Unamortized Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
Interest Rate Swap Agreements
7/29/21	COP	8,000,000,000	Goldman Sachs International	6.58%/quarterly	6.647% FLR (COIBR)/quarterly	$134,091	$—	$134,091
9/06/21	COP	10,000,000,000	Goldman Sachs International	6.275%/quarterly	5.989% FLR (COIBR)/quarterly	123,874	—	123,874
4/10/22	CZK	18,861,000	JPMorgan Chase Bank	0.35% FLR (6 months PRIBOR)/semi annually	0.85%/annually	10,705	—	10,705
4/06/22	CZK	79,062,000	JPMorgan Chase Bank	0.35% FLR (6 months PRIBOR)/semi annually	0.695%/annually	72,233	—	72,233
2/18/26	ZAR	8,315,000	JPMorgan Chase Bank	8.715%/quarterly	7.342% FLR (3 months JIBAR)/quarterly	42,154	—	42,154
2/22/26	ZAR	30,000,000	JPMorgan Chase Bank	8.82%/quarterly	7.342% FLR (3 months JIBAR)/quarterly	167,087	—	167,087

						$550,144	$—	$550,144

Credit Default Swap Agreements
6/20/22	USD	3,313,000	JPMorgan Chase Bank	(1)	1.00%/quarterly	$119,844	$163,416	$(43,572)

						$669,988	$163,416	$506,572

Liability Derivatives
Interest Rate Swap Agreements
1/15/21	PLN	11,998,000	JPMorgan Chase Bank	1.805%/annually	1.81% FLR (6 months WIBOR)/semi annually	$(16,155)	$—	$(16,155)
2/22/21	PLN	4,135,000	JPMorgan Chase Bank	1.75%/annually	1.79% FLR (6 months WIBOR)/semi annually	(18,268)	—	(18,268)

						$(34,423)	$—	$(34,423)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements at 4/30/17

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Value	Net Unamortized Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
Interest Rate Swap Agreements
5/13/19	MXN	147,385,000	centrally cleared	7.22%/28 days	7.365% FLR (28 day TIIE)/28 days	$25,095	$—	$25,095
6/14/22	MXN	86,064,000	centrally cleared	6.95%/28 days	7.365% FLR (28 day TIIE)/28 days	22,572	—	22,572
5/31/22	MXN	119,356,000	centrally cleared	7.25%/28 days	7.3696% FLR (28 day TIIE)/28 days	116,501	—	116,501
1/29/27	MXN	64,360,000	centrally cleared	7.78%/28 days	7.376% FLR (28 day TIIE)/28 days	172,767	—	172,767
5/17/19	ZAR	41,458,000	centrally cleared	7.14%/28 days	7.342% FLR (3 months JIBAR)/quarterly	17,119	—	17,119
5/24/22	ZAR	41,070,000	centrally cleared	7.28%/quarterly	7.342% FLR (3 months JIBAR)/quarterly	15,434	—	15,434
2/25/27	MXN	18,470,000	centrally cleared	7.735%/28 days	7.3492% FLR (28 day TIIE)/28 days	46,207	—	46,207
5/23/22	ZAR	41,475,000	centrally cleared	7.335%/quarterly	7.342% FLR (3 months JIBAR)/quarterly	22,937	—	22,937

						$438,632	$—	$438,632

Liability Derivatives
Interest Rate Swap Agreements
6/1/22	PLN	17,754,000	JPMorgan Chase Bank	2.30%/annually	1.81% FLR (6 months WIBOR)/semi annually	$(21,060)	$—	$(21,060)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of South Africa, 5.5%, 3/09/20, an A rated bond. The fund entered into the contract to buy issuer protection.

At July 31, 2017, the fund had cash collateral of $121,650 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

Supplemental Information (unaudited) – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$230,741	$—	$—	$230,741
Non-U.S. Sovereign Debt	—	269,473,479	—	269,473,479
Foreign Bonds	—	14,492,623	—	14,492,623
Mutual Funds	27,349,078	—	—	27,349,078
Total Investments	$27,579,819	$283,966,102	$—	$311,545,921

Other Financial Instruments
Futures Contracts – Assets	$31,941	$—	$—	$31,941
Futures Contracts – Liabilities	(18,462)	—	—	(18,462)
Swap Agreements – Assets	—	1,108,620	—	1,108,620
Swap Agreements – Liabilities	—	(55,483)	—	(55,483)
Forward Foreign Currency Exchange Contracts – Assets	—	5,523,248	—	5,523,248
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,610,658)	—	(3,610,658)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$306,942,426
Gross unrealized appreciation	11,852,836
Gross unrealized depreciation	(7,249,341)
Net unrealized appreciation (depreciation)	$4,603,495

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,171,511	143,275,216	(145,097,649)	27,349,078

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6,178)	$—	$167,133	$27,349,078

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2017, are as follows:

Mexico	20.3%
South Africa	14.0%
Brazil	13.1%
Indonesia	12.0%
Poland	7.7%
Russia	6.5%
Peru	6.3%
Colombia	5.8%
India	5.4%
Other Countries	8.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.